Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,750,000.00
Previously Paid Amount	19,057.80
Total Fee Amount	19,851.87
Total Offset Amount	0.00
Net Fee	$ 794.07
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A